Consolidated Condensed Statement of Financial Position - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Current assets
Cash and cash equivalents	$ 4,012,171	$ 8,758
Other financial assets	307	330
Trade receivables
Other receivables	54,343,241	50,939,090
Other current assets	240,177	328,024
Total current assets	58,595,896	51,276,202
Non-current assets
Property and equipment, net
Capital work-in-process
Intangible assets and goodwill, net	29,635,771	35,259,504
Intangible assets under development	3,836,627	166,587
Other non-current assets	1,347,561
Deferred tax assets	125,021	126,624
Total non-current assets	34,944,980	35,552,715
Total assets	93,540,876	86,828,917
Current Liabilities
Borrowings	37,662	1,038,155
Trade payables	551,106	941,162
Other financial liabilities	803,925	1,510,240
Security deposits payable
Other current liabilities	8,650,511	7,998,305
Customers acquisition payable	27,104,338	29,146,665
Current tax liability	3,783,439	3,305,308
Total current liabilities	40,930,981	43,939,835
Non-current liabilities
Customer acquisition payable, net of current portion	27,104,338	29,146,665
Deferred tax liability	1,565,574	1,533,643
Total non-current liabilities	28,669,912	30,680,308
Total liabilities	69,600,893	74,620,143
Commitments and contingencies		730,000
EQUITY
Equity share capital	375,766	341,541
Other equity	23,562,309	11,865,325
Equity attributable to equity holders of the Company	23,938,075	12,206,866
Non-controlling interest	1,908	1,908
Total equity	23,939,983	12,208,774
Total liabilities and equity	$ 93,540,876	$ 86,828,917